Selling Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Selling expense	€ 9,574	€ 6,376
Personnel expenses
Disclosure of attribution of expenses by nature to their function [line items]
Selling expense	7,319
Other miscellaneous expenses
Disclosure of attribution of expenses by nature to their function [line items]
Selling expense	€ 2,255